Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss Per Share [Abstract]
Loss attributable to owners of the Company	$ (1,535,012)	$ (4,339,832)
Weighted average number of shares outstanding	5,017,091	2,060,714
Basic loss per share	$ (0.31)	$ (2.11)
Diluted loss per share	$ (0.31)	$ (2.11)